Right of Use Assets and Operating Lease Liability (Tables)	6 Months Ended
Jun. 30, 2023
Right of Use Assets and Operating Lease Liability [Abstract]
Schedule of Information Pertaining to Lease Amounts Recognized	Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:
	June 30,	December 31,
	2023	2022
Leasehold buildings	$3,002,532	$483,401
Accumulated amortization	(653,831)	(440,689)
ROU assets, net of accumulated amortization	$2,348,701	$42,712

Schedule of Operating Lease Costs
	June 30,	June 30,
	2023	2022
Lease costs:
Operating lease costs	$221,369	$136,966
Short-term lease costs	235,458	155,515
Total lease costs	$456,827	$292,481
Supplemental cash flow information:
Operating cash flows from operating leases	$1,966,360	$139,437
Right-of-use obtained in exchange for new operating lease liabilities	(2,073,499)	(66,442)
Weighted-average remaining lease term (years):
Operating leases	4.75	0.7

Schedule of Weighted-Average Discount Rate for Operating Leases	As of June 30, 2023 and December 31, 2022, the weighted-average discount rate for operating leases was 5.0% and 5.0%, respectively.
Operating leases
Periods Ended June 30,
2024	$649,205
2025	620,342
2026	565,204
2027	565,204
Thereafter	376,803
Total operating lease payment	2,776,758
Less: Imputed interest	(295,604)
Present value of operating lease liabilities	2,481,154

Operating lease liabilities – current	$537,463
Operating lease liabilities – non-current	$1,943,691